Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Additional paid-in capital [Member]		Retained earnings [Member]	Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets available for sale, net of applicable tax and other [Member] [1]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]	Additional equity components [Member]		Noncontrolling interests [Member]
Equity, Balance at Dec. 31, 2016		€ 64,819	€ 3,531	€ 33,765		€ 18,987	€ 0	€ 912	€ 0	€ 0	€ 143	€ 0	€ 2,418	€ 77	€ 3,550	[2]	€ 59,833	€ 4,669	[3]	€ 316
Total comprehensive income (loss), net of tax	[2]	(742)	0	0		1,018	0	(87)	0	0	(16)	0	(1,638)	(20)	(1,761)		(743)	0	[3]	1
Gains (losses) attributable to Equity instruments designated at FVTOCI, net of tax		0															0	0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0															0	0		0
Common shares issued		8,037	1,760	6,277		0	0	0	0	0	0	0	0	0	0	[2]	8,037	0	[3]	0
Cash dividends paid		(396)	0	0		(392)	0	0	0	0	0	0	0	0	0	[2]	(392)	0	[3]	(4)
Coupon on additional equity components, net of tax		(288)	0	0		(288)	0	0	0	0	0	0	0	0	0	[2]	(288)	0	[3]	0
Remeasurement gains (losses) related to defined benefit plans, net of tax		59	0	0		59	0	0	0	0	0	0	0	0	0	[2]	59	0	[3]	0
Net change in share awards in the reporting period		(14)	0	(14)		0	0	0	0	0	0	0	0	0	0	[2]	(14)	0	[3]	0
Treasury shares distributed under share-based compensation plans		206	0	0		0	206	0	0	0	0	0	0	0	0	[2]	206	0	[3]	0
Tax benefits related to share-based compensation plans		(1)	0	(1)		0	0	0	0	0	0	0	0	0	0	[2]	(1)	0	[3]	0
Option premiums and other effects from options on common shares		(104)	0	(104)		0	0	0	0	0	0	0	0	0	0	[2]	(104)	0	[3]	0
Purchases of treasury shares		(5,503)	0	0		0	(5,503)	0	0	0	0	0	0	0	0	[2]	(5,503)	0	[3]	0
Sale of treasury shares		5,264	0	0		0	5,264	0	0	0	0	0	0	0	0	[2]	5,264	0	[3]	0
Net gains (losses) on treasury shares sold		13	0	13		0	0	0	0	0	0	0	0	0	0	[2]	13	0	[3]	0
Other		(140)	0	(109)		0	0	0	0	0	0	0	0	0	0	[2]	(109)	5	[3],[4]	(35)
Equity, Balance at Jun. 30, 2017		71,210	5,291	39,828		19,383	(33)	825	0	0	126	0	780	57	1,789	[2]	66,258	4,674	[3]	278
Balance (IAS 39) as of December 31, 2017		68,099	5,291	39,918		17,454	(9)	689	0	0	18	0	(227)	40	520	[2]	63,174	4,675	[3]	250
IFRS 9 Introduction Impact		(672)	0	(2)		(301)	0	(689)	394	(16)	0	0	(45)	(12)	(368)	[2]	(671)	0	[3]	(1)
Equity, Balance at Dec. 31, 2017		67,427	5,291	39,916		17,153	(9)	0	394	(16)	18	0	(272)	28	152	[2]	62,503	4,675	[3]	249
Total comprehensive income (loss), net of tax	[2]	721	0	0		481	0	0	(338)	151	(2)	0	364	(12)	163		644	0	[3]	77
Gains (losses) attributable to Equity instruments designated at FVTOCI, net of tax		0	0	0		0	0	0	0	0	0	0	0	0	0		0	0	[3]	0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0		0	0	0	0	0	0	0	0	0	0		0	0	[3]	0
Common shares issued		0	0	0		0	0	0	0	0	0	0	0	0	0		0	0	[3]	0
Cash dividends paid		(227)	0	0		(227)	0	0	0	0	0	0	0	0	0		(227)	0	[3]	0
Coupon on additional equity components, net of tax		(292)	0	0		(292)	0	0	0	0	0	0	0	0	0		(292)	0	[3]	0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(139)	0	0		(129)	0	0	0	0	0	0	0	0	0		(129)	0	[3]	(9)
Net change in share awards in the reporting period		72	0	52		0	0	0	0	0	0	0	0	0	0		52	0	[3]	20
Treasury shares distributed under share-based compensation plans		101	0	0		0	101	0	0	0	0	0	0	0	0		101	0	[3]	0
Tax benefits related to share-based compensation plans		(5)	0	(5)		0	0	0	0	0	0	0	0	0	0		(5)	0	[3]	1
Option premiums and other effects from options on common shares		0	0	0		0	0	0	0	0	0	0	0	0	0		0	0	[3]	0
Purchases of treasury shares		(3,006)	0	0		0	(3,006)	0	0	0	0	0	0	0	0		(3,006)	0	[3]	0
Sale of treasury shares		2,839	0	0		0	2,839	0	0	0	0	0	0	0	0		2,839	0	[3]	0
Net gains (losses) on treasury shares sold		3	0	3		0	0	0	0	0	0	0	0	0	0		3	0	[3]	0
Other		1,368	0	175	[5]	0	0	0	0	0	0	0	0	0	0		175	0	[3],[4]	1,192	[5]
Equity, Balance at Jun. 30, 2018		€ 68,861	€ 5,291	€ 40,141		€ 16,985	€ (75)	€ 0	€ 56	€ 135	€ 16	€ 0	€ 92	€ 16	€ 315		€ 62,656	€ 4,675	[3]	€ 1,529

[1]	Excluding unrealized net gains (losses) from equity method investments.
[2]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax.
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS.
[4]	Includes net proceeds from purchase and sale of additional equity components.
[5]	Includes impact from initial public offering DWS Group GmbH & Co. KGaA.